UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Commodity Strategy Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2016 to April 30, 2017

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2017
  (unaudited)

■  CREDIT SUISSE
COMMODITY ACCESS STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2017 (unaudited)

May 26, 2017

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity ACCESS Strategy Fund (the "Fund") for the six-month period ended April 30, 2017.

Performance Summary
11/01/16 – 04/30/17

Fund & Benchmark	Performance
Class I1	-1.88%
Class A1,2	-1.89%
Class C1,2	-2.34%
Credit Suisse Commodity Benchmark Total Return Index[3]	-0.21%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategy Review:

Commodities were lower for the semiannual period ended April 30, 2017. The Credit Suisse Commodity Benchmark Total Return Index (the "Benchmark") was down 0.21%, with 22 out of 34 index constituents trading lower.

For the six-month period ended April 30, 2017, the Fund underperformed the Benchmark before fees and Fund expenses. This underperformance was largely due to active positioning in the Agriculture and Industrial Metals sectors. The Fund was generally overweight Soybeans and Platinum, which declined, and underweight Cotton and Lead, which increased. Active positioning within WTI Crude Oil was also a negative contributor to performance. A short position in Palladium detracted from relative performance as it increased for the period. A long position in Gasoline also detracted from relative performance given its decrease for the period. Active positions in Ultra-Light Sulfur Diesel, Cocoa, and Feeder Cattle helped to offset some of the relative losses.

Agriculture was the worst performing sector, down 8.85%, with all sector constituents posting negative returns with the exception of Cotton. Cocoa and Sugar declined as supportive weather conditions in Brazil and West Africa improved crop yields for both commodities. Higher prices for cocoa beans incentivized farmers in the Ivory Coast, the world's largest grower, to

1

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

overproduce amid good crop conditions. A weaker Brazilian Real also weighed on Sugar as it made it cheaper to export, increasing global supply.

Energy declined 1.08%, led lower by Gasoline which fell 5.16% as U.S. inventories, measured by Days of Supply, reached their highest levels in the past twenty years in January. By the end of the period, U.S. inventory levels decreased substantially, but remained above average. In general, prices of crude oil and petroleum products declined over the six-month period. U.S. shale production rose more than expected, incentivized by higher crude oil prices, which more than offset production losses related to the OPEC-coordinated output cuts.

Precious Metals increased 3.67% for the period, led higher by Palladium. Palladium rose 33.57% after a tax cut by the Chinese government on small engine vehicles led to increased motor vehicle demand in 2016. As a result, in December of 2016 Chinese imports of Palladium doubled from the same period a year ago. In addition, global car sales outside of China accelerated in early 2017, increasing Palladium demand.

Industrial Metals gained 8.17%. Copper increased 18.03% amid market expectations for increased infrastructure spending in China and the United States. In addition, a labor strike at Chile's Escondida copper mine, the world's largest, delayed copper output and affected near-term supply expectations. Aluminum rose 9.64% after multiple provinces in China, one of the world's largest producers of the metal, issued air pollution control plans which included the suspension of production in some northern cities during this upcoming winter heating season, potentially decreasing future supply. The U.S. Department of Commerce also initiated antidumping and countervailing duty investigations of aluminum foil from China in early 2017. This added to other aluminum product actions already undertaken in an attempt to restrict the outpouring of foreign aluminum supply into the U.S.

Livestock rose 22.85% for the period, with all constituents posting gains. Feeder Cattle, up 37.60%, was the best performing commodity in the Benchmark. The U.S. Department of Agriculture (the "USDA") reported lower feedlot placements, increased exports and lower frozen beef in storage throughout the six-month period. The combination of all three factors decreased U.S. beef supply expectations for 2017. In addition, during the last week of the period, anticipated cold and snowy weather in the U.S. Midwest raised concerns about possible risks to animals in feedlots. Lean Hogs increased 10.34% after the USDA reported higher pork exports throughout the period compared to the year prior. There was also some meat substitution as sharply higher beef prices increased demand for cheaper pork products.

2

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

Outlook:

Politics continue to remain at the forefront of macroeconomic attention, with European elections and the execution of the British and European Union separation drawing considerable attention, in addition to U.S. policy developments. Pro-European candidates won in the Netherlands and France. This eased fears of a potential dissolution of the Euro bloc, decreasing the demand for precious metals. Meanwhile, European economic data have been generally constructive as of late, and political stabilization may make it easier for the positive momentum to continue, which could be supportive of economically-sensitive commodities. Within the Energy sector, global crude oil and petroleum products inventories continue to tighten, partially due to the OPEC-coordinated production cuts. The resulting higher prices have led to increased U.S. crude oil production, though not enough to fully offset the production cuts or increased demand. The U.S. remains oversupplied generally; however, there are some positive signs indicating the tightening may have begun. While the second half of April featured increased concerns about the rebalancing, the fundamentals underlying these markets continued to slowly improve.

Weather-related risks typically increase in the second quarter for agricultural commodities. The National Oceanic and Atmospheric Administration signaled the possibility of a return to an El Niño phenomenon in late summer. Resulting weather events may affect the key production cycle for agricultural crops, particularly grains within the U.S., which may cause food prices to rise. Forecasts for a large unseasonal storm in the U.S. Midwest provided a boost to grains and livestock to finish April and offered a reminder that weather can tighten the fundamentals of these markets fairly quickly. From a macroeconomic perspective, the inflationary pressures in parts of Europe and Asia continue to slowly increase while the potential for higher U.S. inflation looms. The April Jobs Report, released in early May, indicated that the U.S. unemployment rate fell to its lowest level in ten years while wages continued to gradually increase. These statistics are suggestive of a tightening labor market and possible progress towards the U.S. Federal Reserve's (the "Fed") goal of sustainable maximum employment. However, the Fed still maintains its forward guidance of only two additional rate hikes this year, while the market expects two or fewer by year end. This slow normalization of interest rates coupled with rising wage pressures may increase the probability that inflation overshoots expectations.

3

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton
Timothy Boss

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of principal value, commodity exposure risks, correlation risk, liquidity risk, interest rate risk, market risk, credit risk, focus risk, futures contracts risk, leveraging risk, portfolio turnover risk, short position risk, structured note risk, swap agreements risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. In addition, the Fund may be subject to fixed income risk, manager/model risk, market risk, non-diversified status, subsidiary risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2017; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

4

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares and 1.90% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set out in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (6.50)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including maximum contingent deferred sales charge (CDSC) of 1.00%, was (3.32)%.

3  Credit Suisse Commodity Benchmark Total Return Index is a broadly diversified futures index currently composed of futures contracts on five physical commodity asset classes and short term Treasury Bills. The index does not have transaction costs and investors may not invest directly in the index.

5

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

Average Annual Returns as of April 30, 20171

	1 Year	Since Inception[2]
Class I	(1.32)%	(13.17)%
Class A Without Sales Charge	(1.52)%	(13.35)%
Class A With Maximum Sales Charge	(6.16)%	(14.26)%
Class C Without CDSC	(2.34)%	(14.01)%
Class C With CDSC	(3.32)%	(14.01)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.76% for Class I shares, 2.01% for Class A shares and 2.76% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.90% for Class I shares, 1.15% for Class A shares and 1.90% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares and 1.90% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date September 28, 2012.

6

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2017.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

7

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2017

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/17	$981.20	$981.10	$976.60
Expenses Paid per $1,000*	$4.42	$5.65	$9.31
Hypothetical 5% Fund Return
Beginning Account Value 11/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/17	$1,020.33	$1,019.09	$1,015.37
Expenses Paid per $1,000*	$4.51	$5.76	$9.49
	Class I	Class A	Class C
Annualized Expense Ratios*	0.90%	1.15%	1.90%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expenses reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown*

United States Agency Obligations	75.43%
United States Treasury Obligations	18.38
Short-term Investment[1]	6.19
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2017, if applicable.

8

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments
April 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (72.1%)
$900	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	1.220	$903,449
200	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	1.194	200,819
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	1.206	501,837
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	1.250	501,691
400	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/20/18	1.002	401,084
200	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/19/18	1.148	200,705
350	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/14/19	0.980	349,911
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/22/19	1.158	502,483
400	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/25/19	0.922	399,998
775	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/25/19	1.166	779,018
800	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/15/19	1.144	803,394
300	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/12/19	0.972	300,000
1,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/19/19	1.184	1,106,748
350	Federal Farm Credit Banks(1)	(AA+, Aaa)	09/23/19	1.146	351,425
300	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/11/19	1.170	301,623
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/24/19	1.168	503,002
800	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/25/19	1.096	802,256
700	Federal Farm Credit Banks(1)	(AA+, Aaa)	12/08/23	1.389	701,163
500	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	1.076	500,610
500	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	1.100	500,640
500	Federal Home Loan Banks(1)	(AA+, Aaa)	11/24/17	1.058	500,770
500	Federal Home Loan Banks(1)	(AA+, Aaa)	12/07/17	1.061	500,826
500	Federal Home Loan Banks(1)	(AA+, Aaa)	01/04/18	1.120	500,923
600	Federal Home Loan Banks(1)	(AA+, Aaa)	09/20/18	1.032	601,123
1,000	Federal Home Loan Banks(1)	(AA+, Aaa)	07/01/20	1.273	1,007,476
500	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/08/18	1.125	501,039
400	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	1.126	401,165
700	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/17/18	0.928	700,619
500	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/24/18	0.903	500,033
450	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/27/18	1.000	448,727
200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/21/18	1.000	198,955
690	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	04/26/19	1.000	689,701
700	Federal National Mortgage Association(1)	(AA+, Aaa)	01/11/18	1.128	701,352
600	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	600,058
300	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	298,199
1,400	Federal National Mortgage Association(1)	(AA+, Aaa)	02/28/19	0.993	1,400,757
1,150	Federal National Mortgage Association(1)	(AA+, Aaa)	03/08/19	0.989	1,151,543
700	Federal National Mortgage Association(1)	(AA+, Aaa)	03/13/20	0.970	700,493
600	Federal National Mortgage Association(1)	(AA+, Aaa)	03/25/20	1.005	600,086
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $22,560,203)					22,615,701

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (17.5%)
$400	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	01/31/18	1.094	$400,872
1,700	United States Treasury Floating Rate Notes(1),(4)	(AA+, Aaa)	07/31/18	0.996	1,703,801
1,900	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	10/31/18	0.992	1,904,298
1,500	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	01/31/19	0.962	1,502,975
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $5,501,108)					5,511,946
SHORT-TERM INVESTMENT (5.9%)
1,855	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,854,506)		05/01/17	0.090	1,854,506
TOTAL INVESTMENTS AT VALUE (95.5%) (Cost $29,915,817)					29,982,153

OTHER ASSETS IN EXCESS OF LIABILITIES (4.5%)	1,397,767
NET ASSETS (100.0%)	$31,379,920

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is as of April 30, 2017.

(2)  Step Bond — The interest rate shown is as of April 30, 2017 and will reset at a future date.

(3)  At April 30, 2017, $1,780,730 in the value of these securities has been pledged as collateral for open swap contracts.

(4)  At April 30, 2017, $1,703,801 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Jul 2017	57	$2,915,820	$(154,509)
	USD	Dec 2017	27	961,200	(14,722)
	USD	Dec 2018	25	1,259,000	(57,011)
					$(226,242)
Livestock
	USD	Aug 2017	15	1,160,250	$91,718

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2017 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Energy
	USD	Jul 2017	(27)	$(905,310)	$(12,597)
	USD	Dec 2017	(25)	(1,264,750)	63,481
					$50,884
Livestock
	USD	Jun 2017	(29)	(858,400)	$(16,769)
	USD	Jul 2017	(16)	(481,440)	(212)
					$(16,981)
Net unrealized appreciation (depreciation)					$(100,621)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD$	14,156,444	05/23/17	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate		$10,460
	6,845,038	05/23/17	Royal Bank of Canada	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	5,080
	23,367,000	05/05/17	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	87,240
						$102,780

(1)  The Commodity Index Return is comprised of futures contracts on physical commodities.

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2017 (unaudited)

Assets
Investments at value (Cost $29,915,817) (Note 2)	$29,982,153
Cash	50,004
Cash segregated at brokers for swap contracts (Note 2)	1,188,824
Unrealized appreciation on open swap contracts (Note 2)	102,780
Variation margin receivable on futures contracts (Note 2)	36,950
Interest receivable	33,695
Receivable from investment adviser (Note 3)	1,689
Prepaid expenses and other assets	30,302
Total assets	31,426,397
Liabilities
Administrative services fee payable (Note 3)	2,955
Shareholder servicing/Distribution fee payable (Note 3)	331
Trustees' fee payable	7,040
Accrued expenses	36,151
Total liabilities	46,477
Net Assets
Capital stock, $.001 par value (Note 6)	5,998
Paid-in capital (Note 6)	33,395,586
Accumulated net investment loss	(226,709)
Accumulated net realized loss from investments, futures contracts and swap contracts	(1,863,450)
Net unrealized appreciation from investments, futures contracts and swap contracts	68,495
Net assets	$31,379,920
I Shares
Net assets	$30,557,705
Shares outstanding	5,837,524
Net asset value, offering price and redemption price per share	$5.23
A Shares
Net assets	$573,917
Shares outstanding	110,868
Net asset value and redemption price per share	$5.18
Maximum offering price per share (net asset value/(1-4.75%))	$5.44
C Shares
Net assets	$248,298
Shares outstanding	49,640
Net asset value and offering price per share	$5.00

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2017 (unaudited)

Investment Income
Interest	$134,035
Total investment income	134,035
Expenses
Investment advisory fees (Note 3)	144,269
Administrative services fees (Note 3)	7,449
Shareholder servicing/Distribution fees (Note 3)
Class A	669
Class C	1,324
Registration fees	31,244
Audit and tax fees	30,887
Legal fees	21,554
Trustees' fees	17,116
Printing fees	9,252
Custodian fees	8,510
Transfer agent fees (Note 3)	7,646
Commitment fees (Note 4)	5,216
Insurance expense	432
Miscellaneous expense	3,716
Total expenses	289,284
Less: fees waived and expenses reimbursed (Note 3)	(140,207)
Net expenses	149,077
Net investment loss	(15,042)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(6,799)
Net realized loss from futures contracts	(758,047)
Net realized loss from swap contracts	(1,070,661)
Net change in unrealized appreciation (depreciation) from investments	42,558
Net change in unrealized appreciation (depreciation) from futures contracts	551,284
Net change in unrealized appreciation (depreciation) from swap contracts	736,179
Net realized and unrealized loss from investments, futures contracts and swap contracts	(505,486)
Net decrease in net assets resulting from operations	$(520,528)

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (unaudited)	For the Year Ended October 31, 2016
From Operations
Net investment loss	$(15,042)	$(101,614)
Net realized loss from investments, futures contracts and swap contracts	(1,835,507)	(275,446)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	1,330,021	(1,363,937)
Net decrease in net assets resulting from operations	(520,528)	(1,740,997)
From Distributions
Distributions from net realized gains
Class I	—	(6,085)
Class A	—	(57)
Class C	—	(59)
Net decrease in net assets resulting from distributions	—	(6,201)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	401,805	553,272
Reinvestment of dividends and distributions	—	6,200
Net asset value of shares redeemed	(1,035,547)	(755,004)
Net decrease in net assets from capital share transactions	(633,742)	(195,532)
Net decrease in net assets	(1,154,270)	(1,942,730)
Net Assets
Beginning of period	32,534,190	34,476,920
End of period	$31,379,920	$32,534,190
Accumulated net investment loss	$(226,709)	$(211,667)

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 207	For the Year Ended October 31,
	(unaudited)	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$5.33	$5.61	$8.51	$9.30	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.00)[3]	(0.02)	(0.04)	(0.07)	(0.06)	(0.01)
Net loss from investments, futures contracts and swap contracts (both realized and unrealized)	(0.10)	(0.26)	(2.86)	(0.72)	(0.04)	(0.59)
Total from investment operations	(0.10)	(0.28)	(2.90)	(0.79)	(0.10)	(0.60)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	—	—	—
Total distributions	—	(0.00)[3]	(0.00)[3]	—	—	—
Net asset value, end of period	$5.23	$5.33	$5.61	$8.51	$9.30	$9.40
Total return[4]	(1.88)%	(4.97)%	(34.07)%	(8.49)%	(1.06)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$30,558	$31,762	$33,799	$50,002	$23,711	$21,020
Ratio of net expenses to average net assets	0.90%[5]	0.90%	0.90%	0.90%	0.90%	0.90%[5]
Ratio of net investment loss to average net assets	(0.08)%[5]	(0.32)%	(0.61)%	(0.70)%	(0.69)%	(0.77)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.86%[5]	0.90%	0.70%	0.62%	1.56%	3.64%[5]
Portfolio turnover rate	30%	137%	116%	117%	79%	—%

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2017	For the Year Ended October 31,
	(unaudited)	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$5.28	$5.57	$8.46[2]	$9.27	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.01)	(0.03)	(0.05)	(0.09)	(0.09)	(0.01)
Net loss from investments, futures contracts and swap contracts (both realized and unrealized)	(0.09)	(0.26)	(2.84)	(0.72)	(0.04)	(0.59)
Total from investment operations	(0.10)	(0.29)	(2.89)	(0.81)	(0.13)	(0.60)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	(0.00)[4]	(0.00)[4]	—	—	—
Total distributions	—	(0.00)[4]	(0.00)[4]	—	—	—
Net asset value, end of period	$5.18	$5.28	$5.57	$8.46[2]	$9.27	$9.40
Total return[5]	(1.89)%	(5.19)%	(34.15)%	(8.74)%	(1.38)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$574	$516	$346	$260	$237	$94
Ratio of net expenses to average net assets	1.15%[6]	1.15%	1.15%	1.15%	1.15%	1.15%[6]
Ratio of net investment loss to average net assets	(0.33)%[6]	(0.56)%	(0.85)%	(0.95)%	(0.93)%	(1.02)%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.86%[6]	0.90%	0.70%	0.62%	1.56%	3.64%[6]
Portfolio turnover rate	30%	137%	116%	117%	79%	—%

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $(0.01) per share.

5  Total returns are historical and include change in share price, reinvestment of all dividends and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2017	For the Year Ended October 31,
	(unaudited)	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$5.12	$5.44	$8.33[2]	$9.20	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.03)	(0.06)	(0.10)	(0.16)	(0.16)	(0.01)
Net loss from investments, futures contracts and swap contracts (both realized and unrealized)	(0.09)	(0.26)	(2.79)	(0.71)	(0.04)	(0.59)
Total from investment operations	(0.12)	(0.32)	(2.89)	(0.87)	(0.20)	(0.60)
LESS DISTRIBUTIONS
Distributions from net realized gains	—	(0.00)[4]	(0.00)[4]	—	—	—
Total distributions	—	(0.00)[4]	(0.00)[4]	—	—	—
Net asset value, end of period	$5.00	$5.12	$5.44	$8.33[2]	$9.20	$9.40
Total return[5]	(2.34)%	(5.86)%	(34.69)%	(9.46)%	(2.13)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$248	$257	$332	$226	$122	$98
Ratio of net expenses to average net assets	1.90%[6]	1.90%	1.90%	1.90%	1.90%	1.90%[6]
Ratio of net investment loss to average net assets	(1.08)%[6]	(1.33)%	(1.60)%	(1.69)%	(1.68)%	(1.77)%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.86%[6]	0.90%	0.70%	0.62%	1.56%	3.64%[6]
Portfolio turnover rate	30%	137%	116%	117%	79%	—%

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $(0.01) per share.

5  Total returns are historical and include change in share price, reinvestment of all dividends and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2017 (unaudited)

Note 1. Organization

Credit Suisse Commodity ACCESS Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Credit Suisse Commodity Benchmark Total Return Index. The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity ACCESS Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2017, the Fund held $6,907,243 in the Subsidiary, representing 22.0% of the Fund's consolidated net assets. For the six months ended April 30, 2017, the net realized loss on securities and other financial instruments held in the Subsidiary was $1,827,891.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

18

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If

19

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$22,615,701	$—	$22,615,701
United States Treasury Obligations	—	5,511,946	—	5,511,946
Short-term Investments	—	1,854,506	—	1,854,506
	$—	$29,982,153	$—	$29,982,153

20

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

Assets	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$155,199	$—	$—	$155,199
Swap Contracts**	—	102,780	—	102,780
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$255,820	$—	$—	$255,820

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the six months ended April 30, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2017, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Value of Derivative Instruments as of April 30, 2017

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on futures contracts	$155,199	*	Unrealized depreciation on futures contracts	$255,820	*
	Unrealized appreciation on open swap contracts	102,780		Unrealized depreciation on open swap contracts	—
		$257,979			$255,820

*Reflects cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only unsettled variation margin receivable (payable) is reported in the Consolidated Statement of Assets and Liabilities.

21

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized loss from futures contracts	$(758,047)	Net change in unrealized appreciation (depreciation) from futures contracts	$551,284
	Net realized loss from swap contracts	(1,070,661)	Net change in unrealized appreciation (depreciation) from swap contracts	736,179
		$(1,828,708)		$1,287,463

The notional amount of futures contracts and swap contracts open at April 30, 2017 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2017, the Fund held average monthly notional values on a net basis of $6,717,535, $3,151,754 and $43,452,321 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2017:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays	$10,460	$—	$—	$—	$10,460
Royal Bank of Canada	5,080	—	—	—	5,080
Societe Generale	87,240	—	—	—	87,240
	$102,780	$—	$—	$—	$102,780

(a)  Swap contracts are included.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest

22

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross

23

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the IRS and state departments of revenue.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from

24

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

(or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2017, the amount of restricted cash held at brokers related to open futures contracts was $0.

H) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the

25

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2017, the amount of restricted cash held at brokers related to open swap contracts was $1,188,824.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At April 30, 2017 and during the six months ended April 30, 2017, there were no securities out on loan.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund

26

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) NEW ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

27

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund's financial statements and related disclosures.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2017, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and administrator for the Fund. Effective November 15, 2016, for its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.89% of the Fund's average daily net assets. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares, and 1.90% of the Fund's average daily net assets for Class C shares. For the six months ended April 30, 2017, investment advisory and administration fees earned and fees waived/expenses reimbursed were $144,269 and $140,207, respectively. Prior to November 15, 2016, the Fund paid advisory fees at the annual rate of 0.80% of average daily net assets. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2018.

28

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2017 are as follows:

	Fee waivers/expense reimbursements subject to recoupment*	Expires October 31, 2017	Expires October 31, 2018	Expires October 31, 2019	Expires October 31, 2020
Class I	$886,077	$278,309	$248,312	$236,143	$123,313
Class A	8,306	1,632	1,580	3,025	2,069
Class C	5,950	1,074	1,847	2,005	1,024
Totals	$900,333	$281,015	$251,739	$241,173	$126,406

*The Subsidiary is not eligible for recoupment.

Prior to November 15, 2016, Credit Suisse and SSB served as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. On November 15, 2016, the Fund entered into an Investment Management Agreement with Credit Suisse which bundled the advisory and administration fees into a single fee. For the period from November 1, 2016 to November 14, 2016, co-administrative services fees earned by Credit Suisse were $1,182.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2017, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $6,267.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2017, the Fund paid Rule 12b-1 distribution fees of $669 for Class A shares and $1,324 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2017, the Fund paid $6,262, which is

29

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

included within transfer agent fees in the Consolidated Statement of Operations.

For the six months ended April 30, 2017, CSSU and its affiliates advised the Fund that there was no commissions earned on the sale of the Fund's Class A and Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2017 and during the six months ended April 30, 2017, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2017, purchases and sales of U.S. Government and Agency Obligations were $8,915,701 and $8,498,219, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share.

30

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 6. Capital Share Transactions (continued)

The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2017 (unaudited)		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	27,459	$148,734	65,317	$303,543
Shares issued in reinvestment of dividends and distributions	—	—	1,263	6,085
Shares redeemed	(147,970)	(843,991)	(132,204)	(631,245)
Net decrease	(120,511)	$(695,257)	(65,624)	$(321,617)
	Class A
	For the Six Months Ended April 30, 2017 (unaudited)		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	45,480	$242,310	48,647	$238,947
Shares issued in reinvestment of dividends and distributions	—	—	12	57
Shares redeemed	(32,354)	(178,298)	(13,122)	(66,052)
Net increase	13,126	$64,012	35,537	$172,952
	Class C
	For the Six Months Ended April 30, 2017 (unaudited)		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	2,034	$10,761	2,434	$10,782
Shares issued in reinvestment of dividends and distributions	—	—	12	58
Shares redeemed	(2,540)	(13,258)	(13,249)	(57,707)
Net decrease	(506)	$(2,497)	(10,803)	$(46,867)

On April 30, 2017, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	97%
Class A	4	*	88%
Class C	2	*	94%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

31

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

32

Credit Suisse Commodity ACCESS Strategy Fund
Shareholder Meeting Results (unaudited)

A special meeting of shareholders of the Credit Suisse Commodity Strategy Funds — Credit Suisse Commodity ACCESS Strategy Fund (the "Fund") was held at One Madison Avenue, 11th Floor, New York, NY 10010 on March 14, 2017. The following matter was voted upon by the shareholders of the Fund and the results are presented below. The proposal was approved.

To Elect the Following Nominees as Trustees:

	FOR	WITHHELD
Laura A. DeFelice	5,839,682	0
Mahendra R. Gupta	5,839,682	0
John G. Popp	5,839,682	0
Total Eligible Shares	5,978,079
Total Shares Voted	5,839,682
% of Shares Voted	97.68%

33

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the amended and restated investment management agreement for the Credit Suisse Commodity ACCESS Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 14 and 15, 2016, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.89% of the Fund's average daily net assets ("Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.15%, 1.90% and 0.90% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2018.

The Board considered that it had approved a proposal to bundle the Fund's advisory and co-administration services under a single new Investment Management Agreement between the Fund and Credit Suisse (the "Management Agreement"). The Board noted that the Management Agreement became effective November 15, 2016. The Management Agreement provides for a contractual combined management fee rate of 0.89% of the Fund's average daily net assets. The Board noted that the proposal bundled the advisory and administration fees into a single fee under the Management Agreement. The Board also noted that the bundling of the advisory and co-administration services and fees will not impact the aggregate services provided under the current arrangement and that the overall combined advisory and co-administration fees paid by shareholders would not increase.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

34

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the advisory and co-administration agreements and to be provided under the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board considered the investment performance of the Fund relative to its stated objectives, as well as the performance of the Fund relative to its peers.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund,

35

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

recognizing that cost allocation methodologies are inherently subjective. The Board also received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund , whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted the Fund's smaller size compared to its peers but that as the Fund's assets levels grow, economies of scale potentially could be realized.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's

36

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse in a challenging commodities environment and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the advisory and co-administration agreements and to be provided under the Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the advisory and co-administration agreements, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

37

Credit Suisse Commodity ACCESS Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

38

Credit Suisse Commodity ACCESS Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 23, 2017.

39

Credit Suisse Commodity ACCESS Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

40

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  CAS-SAR-0417

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2017
  (unaudited)

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2017 (unaudited)

May 26, 2017

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity Return Strategy Fund (the "Fund") for the six-month period ended April 30, 2017.

Performance Summary
11/01/16 – 04/30/17

Fund & Benchmark	Performance
Class I1	0.00%
Class A1,2	-0.21%
Class C1,2	-0.66%
Bloomberg Commodity Index Total Return[3]	-0.76%
Standard & Poor's 500 Index[4]	13.32%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategy Review:

Commodities declined for the semiannual period ended April 30, 2017. The Bloomberg Commodity Index Total Return (the "Benchmark") was down 0.76%, with 15 out of 22 index constituents trading lower.

For the six-month period ended April 30, 2017, the Fund outperformed the Benchmark, before fees and Fund expenses. Commodity strategies and underlying cash management both contributed positively to relative performance. Within the Fund's commodity exposure, forward curve positioning in the Energy, Agriculture, and to a lesser extent, Industrial Metals sectors had a positive impact relative to the Benchmark. All Fund share classes outperformed the Benchmark after fees and Fund expenses as well.

Agriculture was the worst performing sector, down 9.01%, with softs (sugar, coffee), soybeans and soybean byproducts making up four out of the five largest Benchmark detractors for the period. Sugar and Coffee declined 24.92% and 22.84%, respectively, as supportive weather conditions in Brazil and India improved crop yields for both commodities. Soybean Oil and Soybeans also decreased 12.18% and 8.26%, respectively, after a successful harvest in Brazil. A weaker Brazilian Real also weighed on all four agricultural commodities as it made it cheaper to export them, increasing global supply.

Energy declined 2.30%, led lower by Gasoline which fell 6.81% as U.S. inventories, measured by Days of Supply, reached their highest levels in the past

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

twenty years in January. By the end of the period, U.S. inventory levels decreased substantially, but remained above average. In general, prices of crude oil and petroleum products declined over the six-month period. U.S. shale production rose more than expected, incentivized by higher crude oil prices, which more than offset production losses related to the OPEC-coordinated output cuts.

Precious Metals eased 1.75% for the period. Silver and Gold declined 4.10% and 0.89%, respectively, with the largest decline occurring after the U.S. election as Republicans took control of the White House. The new administration brought about rising expectations of positive stimulus measures including lower taxes and increased infrastructure spending. This caused investors' risk appetites to increase and dampened the appeal of Gold and Silver. Both precious metals regained some ground mid-period in advance of the French presidential election, in addition to heightened geopolitical tensions in Syria and North Korea. However, in April, Gold and Silver returned to their decline after increased certainty about the results of the French presidential election eased concerns of a possible French exit from the European Union. This boosted the Euro and once again reduced safe haven demand for Gold and Silver. Silver also declined from falling industrial demand expectations.

Industrial Metals gained 8.91% for the period. Copper increased 16.79% amid market expectations for increased infrastructure spending in China and the United States. In addition, a labor strike at Chile's Escondida copper mine, the world's largest, delayed copper output and affected near-term supply expectations. Aluminum rose 9.25% after multiple provinces in China, one of the world's largest producers of the metal, issued air pollution control plans which included the suspension of production in some northern cities during this upcoming winter heating season, potentially decreasing future supply. The U.S. Department of Commerce also initiated antidumping and countervailing duty investigations of aluminum foil from China in early 2017. This added to other aluminum product actions already undertaken in an attempt to restrict the outpouring of foreign aluminum supply into the U.S.

Livestock ended the period 23.39% higher, with both constituents posting gains. Live Cattle, up 30.92%, was the best performing commodity in the Benchmark. The U.S. Department of Agriculture (the "USDA") reported lower feedlot placements, increased exports and lower frozen beef in storage throughout the six-month period. The combination of all three factors decreased U.S. beef supply expectations for 2017. In addition, during the last week of the period, anticipated cold and snowy weather in the U.S. Midwest raised concerns about possible risks to animals in feedlots. Lean Hogs increased 11.59% after the USDA reported higher pork exports throughout the period compared to the year

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

prior. There was also some meat substitution as sharply higher beef prices increased demand for cheaper pork products.

Outlook:

Politics continue to remain at the forefront of macroeconomic attention, with European elections and the execution of the British and European Union separation drawing considerable attention, in addition to U.S. policy developments. Pro-European candidates won in the Netherlands and France. This eased fears of a potential dissolution of the Euro bloc, decreasing the demand for precious metals. Meanwhile, European economic data have been generally constructive as of late, and political stabilization may make it easier for the positive momentum to continue, which could be supportive of economically-sensitive commodities. Within the Energy sector, global crude oil and petroleum products inventories continue to tighten, partially due to the OPEC-coordinated production cuts. The resulting higher prices have led to increased U.S. crude oil production, though not enough to fully offset the production cuts or increased demand. The U.S. remains oversupplied generally; however, there are some positive signs indicating the tightening may have begun. While the second half of April featured increased concerns about the rebalancing, the fundamentals underlying these markets continued to slowly improve.

Weather-related risks typically increase in the second quarter for agricultural commodities. The National Oceanic and Atmospheric Administration signaled the possibility of a return to an El Niño phenomenon in late summer. Resulting weather events may affect the key production cycle for agricultural crops, particularly grains within the U.S., which may cause food prices to rise. Forecasts for a large unseasonal storm in the U.S. Midwest provided a boost to grains and livestock to finish April and offered a reminder that weather can tighten the fundamentals of these markets fairly quickly. From a macroeconomic perspective, the inflationary pressures in parts of Europe and Asia continue to slowly increase while the potential for higher U.S. inflation looms. The April Jobs Report, released in early May, indicated that the U.S. unemployment rate fell to its lowest level in ten years while wages continued to gradually increase. These statistics are suggestive of a tightening labor market and possible progress towards the U.S. Federal Reserve's (the "Fed") goal of sustainable maximum employment. However, the Fed still maintains its forward guidance of only two additional rate hikes this year, while the market expects two or fewer by year end. This slow normalization of interest rates coupled with rising wage pressures may increase the probability that inflation overshoots expectations.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of principal value, commodity exposure risks, correlation risk, derivatives risk, exposure risk, fixed income risk, focus risk, futures contract risk, leveraging risk, liquidity risk, interest rate risk, market risk, portfolio turnover risk, structured note risk, subsidiary risk, swap agreements risk, U.S. government securities risk, credit risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2017; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (4.95)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including maximum contingent deferred sales charge (CDSC) of 1.00%, was (1.65)%.

3  The Bloomberg Commodity Index Total Return is a broadly diversified futures index currently composed of futures contracts on 22 physical commodities. The index does not have transaction costs and investors may not invest directly in the index.

4  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. The index does not have transaction costs and investors may not invest directly in the index.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

Average Annual Returns as of April 30, 20171

	1 Year	5 Years	10 Years
Class I	0.00%	(9.70)%	(6.37)%
Class A Without Sales Charge	(0.41)%	(9.94)%	(6.60)%
Class A With Maximum Sales Charge	(5.14)%	(10.80)%	(7.06)%
Class C Without CDSC	(1.10)%	(10.61)%	(7.29)%
Class C With CDSC	(2.09)%	(10.61)%	(7.29)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross and net expense ratios are 0.80% for Class I shares, 1.05% for Class A shares and 1.80% for Class C shares.

1   Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2017.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2017

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/17	$1,000.00	$997.90	$993.40
Expenses Paid per $1,000*	$3.97	$5.20	$8.90
Hypothetical 5% Fund Return
Beginning Account Value 11/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/17	$1,020.83	$1,019.59	$1,015.87
Expenses Paid per $1,000*	$4.01	$5.26	$9.00
	Class I	Class A	Class C
Annualized Expense Ratios*	0.80%	1.05%	1.80%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expenses reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2017 (unaudited)

Portfolio Breakdown*

United States Agency Obligations	83.04%
United States Treasury Obligations	14.53
Short-term Investment[1]	2.43
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2017, if applicable.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments
April 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (79.6%)
$78,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	1.220	$78,499,662
32,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	1.194	32,231,514
63,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	1.206	63,632,868
59,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	1.250	59,199,538
43,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/20/18	1.002	43,116,487
24,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/19/18	1.148	24,084,648
50,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/14/19	0.980	49,987,250
60,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/22/19	1.158	60,298,020
49,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/25/19	0.922	49,099,705
90,700	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/25/19	1.166	91,170,189
95,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/15/19	1.144	95,402,990
37,500	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/12/19	0.972	37,499,963
134,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/19/19	1.184	134,822,090
45,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	09/23/19	1.146	45,183,150
33,410	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/11/19	1.170	33,590,748
62,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/24/19	1.168	62,472,911
94,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/25/19	1.096	94,666,208
46,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/05/21	1.333	46,493,534
9,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/23/21	1.248	9,242,900
10,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/18/22	1.234	9,997,490
85,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	12/08/23	1.389	85,141,270
85,500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/01/17	0.750	85,500,000
63,000	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	1.076	63,076,797
59,800	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	1.100	59,876,484
50,000	Federal Home Loan Banks(1)	(AA+, Aaa)	11/24/17	1.058	50,077,000
60,000	Federal Home Loan Banks(1)	(AA+, Aaa)	12/07/17	1.061	60,099,060
45,000	Federal Home Loan Banks(1)	(AA+, Aaa)	01/04/18	1.120	45,083,070
68,500	Federal Home Loan Banks(1)	(AA+, Aaa)	09/20/18	1.032	68,628,232
83,000	Federal Home Loan Banks(1)	(AA+, Aaa)	07/01/20	1.273	83,620,508
69,500	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/08/18	1.125	69,644,421
50,000	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	1.126	50,145,650
28,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.050	27,950,272
75,800	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/17/18	0.928	75,867,083
71,700	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/24/18	0.903	71,704,732
69,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/27/18	1.000	69,004,233
27,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/21/18	1.000	27,555,240
12,700	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	02/22/19	0.750	12,698,806
29,900	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	02/22/19	1.000	29,899,671
89,200	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	04/26/19	1.000	89,161,376
84,000	Federal National Mortgage Association(1)	(AA+, Aaa)	01/11/18	1.128	84,162,204
59,600	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	59,605,722
43,000	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	42,741,914
166,800	Federal National Mortgage Association(1)	(AA+, Aaa)	02/28/19	0.993	166,890,239
161,600	Federal National Mortgage Association(1)	(AA+, Aaa)	03/08/19	0.989	161,816,867
82,800	Federal National Mortgage Association(1)	(AA+, Aaa)	03/13/20	0.970	82,858,374
69,000	Federal National Mortgage Association(1)	(AA+, Aaa)	03/25/20	1.005	69,009,867
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $2,905,831,587)					2,912,510,957

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (13.9%)
$15,000	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	10/31/17	0.990	$15,016,065
75,000	United States Treasury Floating Rate Notes(1),(3),(4)	(AA+, Aaa)	01/31/18	1.094	75,163,575
75,000	United States Treasury Floating Rate Notes(1),(4)	(AA+, Aaa)	04/30/18	1.012	75,141,300
30,000	United States Treasury Floating Rate Notes(1),(4)	(AA+, Aaa)	07/31/18	0.996	30,067,080
130,000	United States Treasury Floating Rate Notes(1),(4)	(AA+, Aaa)	10/31/18	0.992	130,294,060
125,000	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	01/31/19	0.962	125,247,875
20,000	United States Treasury Notes	(AA+, Aaa)	06/15/17	0.875	20,003,780
18,500	United States Treasury Notes	(AA+, Aaa)	10/31/17	1.875	18,576,072
20,000	United States Treasury Notes	(AA+, Aaa)	11/30/17	2.250	20,138,680
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $508,896,573)					509,648,487
SHORT-TERM INVESTMENT (2.3%)
85,213	State Street Bank and Trust Co. Euro Time Deposit (Cost $85,212,596)		05/01/17	0.090	85,212,596
TOTAL INVESTMENTS AT VALUE (95.8%) (Cost $3,499,940,756)					3,507,372,040
OTHER ASSETS IN EXCESS OF LIABILITIES (4.2%)					152,512,145
NET ASSETS (100.0%)					$3,659,884,185

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is as of April 30, 2017.

(2)  Step Bond — The interest rate shown is as of April 30, 2017 and will reset at a future date.

(3)  At April 30, 2017, $30,064,440 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.

(4)  At April 30, 2017, $77,687,802 in the value of these securities has been pledged as collateral for open swap contracts.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	USD	Dec 2017	390	$13,884,000	$(213,795)
	USD	Dec 2018	356	17,928,160	(808,260)
					$(1,022,055)
Contracts to Sell
Energy	USD	Dec 2017	(356)	(18,010,040)	$899,472
	USD	Jul 2017	(390)	(13,076,700)	(181,958)
					$717,514
Net unrealized appreciation (depreciation)					$(304,541)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2017 (unaudited)

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$187,785,439	05/23/17	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$660,723
USD	70,654,778	05/23/17	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	217,344
USD	418,624,305	05/23/17	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	1,317,773
USD	27,988,623	05/23/17	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	98,417
USD	161,280,600	05/23/17	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	564,972
USD	190,944,040	05/23/17	BNP Paribas	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	671,383
USD	148,393,533	05/23/17	BNP Paribas	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	519,297
USD	123,850,151	05/23/17	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	435,495
USD	166,041,136	05/23/17	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	581,466
USD	159,912,766	05/23/17	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	562,302
USD	109,021,179	05/23/17	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	381,786
USD	127,349,405	05/23/17	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	448,079
USD	215,228,585	05/23/17	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	753,954
USD	30,000,000	05/23/17	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	105,555
USD	197,945,261	05/23/17	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	693,410
USD	40,000,000	05/23/17	Macquarie	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	140,784

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2017 (unaudited)

Commodity Index Swap Contracts (continued)
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$507,653,853	05/23/17	Macquarie	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$1,820,919
USD	76,274,237	05/23/17	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	267,024
USD	62,650,999	05/23/17	Royal Bank of Canada	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	219,194
USD	40,314,410	05/23/17	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	141,758
USD	156,077,214	05/23/17	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	546,060
USD	195,149,850	05/23/17	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	610,919
USD	153,642,983	05/23/17	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	540,424
USD	32,726,669	05/23/17	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	114,679
USD	48,518,506	05/23/17	Wells Fargo	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	170,122
						$12,583,839

(1)  The Commodity Index Return is comprised of futures contracts on physical commodities.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2017 (unaudited)

Assets
Investments at value (Cost $3,499,940,756) (Note 2)	$3,507,372,040
Cash	50,098
Cash segregated held at brokers for swap contracts (Note 2)	118,555,922
Receivable for Fund shares sold	23,780,823
Unrealized appreciation on open swap contracts (Note 2)	12,583,839
Interest receivable	4,276,753
Prepaid expenses and other assets	154,869
Total assets	3,666,774,344
Liabilities
Investment advisory fee payable (Note 3)	1,792,328
Administrative services fee payable (Note 3)	143,624
Shareholder servicing/Distribution fee payable (Note 3)	23,124
Payable for Fund shares redeemed	3,610,770
Variation margin payable on futures contracts (Note 2)	80,187
Trustees' fee payable	7,040
Accrued expenses	1,233,086
Total liabilities	6,890,159
Net Assets
Capital stock, $.001 par value (Note 6)	746,610
Paid-in capital (Note 6)	3,932,876,051
Distributions in excess of net investment income	(4,587,518)
Accumulated net realized loss from investments, futures contracts and swap contracts	(288,861,540)
Net unrealized appreciation from investments, futures contracts and swap contracts	19,710,582
Net assets	$3,659,884,185
I Shares
Net assets	$3,568,093,901
Shares outstanding	727,399,064
Net asset value, offering price and redemption price per share	$4.91
A Shares
Net assets	$85,391,961
Shares outstanding	17,792,722
Net asset value and redemption price per share	$4.80
Maximum offering price per share (net asset value/(1-4.75%))	$5.04
C Shares
Net assets	$6,398,323
Shares outstanding	1,418,616
Net asset value and offering price per share	$4.51

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2017 (unaudited)

Investment Income
Interest	$16,666,040
Securities lending (net of rebates)	24,021
Total investment income	16,690,061
Expenses
Investment advisory fees (Note 3)	11,179,901
Administrative services fees (Note 3)	444,721
Shareholder servicing/Distribution fees (Note 3)
Class A	112,913
Class C	32,946
Transfer agent fees (Note 3)	2,909,511
Printing fees	386,052
Custodian fees	102,046
Insurance expense	64,729
Registration fees	61,854
Audit and tax fees	30,887
Legal fees	28,173
Trustees' fees	17,116
Commitment fees (Note 4)	14,582
Miscellaneous expense	29,337
Total expenses	15,414,768
Net investment income	1,275,293
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	28,357,886
Net realized loss from futures contracts	(2,315,564)
Net realized loss from swap contracts	(61,258,795)
Net change in unrealized appreciation (depreciation) from investments	(20,529,574)
Net change in unrealized appreciation (depreciation) from futures contracts	3,165,643
Net change in unrealized appreciation (depreciation) from swap contracts	60,624,118
Net realized and unrealized gain from investments, futures contracts and swap contracts	8,043,714
Net increase in net assets resulting from operations	$9,319,007

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (unaudited)	For the Year Ended October 31, 2016
From Operations
Net investment income (loss)	$1,275,293	$(6,466,028)
Net realized loss from investments, futures contracts and swap contracts	(35,216,473)	(155,096,075)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	43,260,187	(4,125,613)
Net increase (decrease) in net assets resulting from operations	9,319,007	(165,687,716)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	637,858,998	2,047,329,447
Net asset value of shares redeemed	(963,269,929)	(3,149,800,523)
Net decrease in net assets from capital share transactions	(325,410,931)	(1,102,471,076)
Net decrease in net assets	(316,091,924)	(1,268,158,792)
Net Assets
Beginning of period	3,975,976,109	5,244,134,901
End of period	$3,659,884,185	$3,975,976,109
Overdistributed net investment income	$(4,587,518)	$(5,862,811)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2017	For the Year Ended October 31,
	(unaudited)	2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$4.91	$5.02	$6.76	$7.21	$8.22	$8.69
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.00[2]	(0.01)	(0.03)	(0.04)	(0.04)	(0.05)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.00[2]	(0.10)	(1.71)	(0.41)	(0.97)	(0.41)
Total from investment operations	0.00[2]	(0.11)	(1.74)	(0.45)	(1.01)	(0.46)
REDEMPTION FEES	—	—	—	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS
Distributions from net realized gains	—	—	—	—	—	(0.01)
Total dividends	—	—	—	—	—	(0.01)
Net asset value, end of period	$4.91	$4.91	$5.02	$6.76	$7.21	$8.22
Total return[3]	0.00%	(2.19)%	(25.74)%	(6.24)%	(12.29)%	(5.26)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$3,568,094	$3,874,976	$5,103,563	$5,311,264	$4,730,828	$4,818,146
Ratio of net expenses to average net assets	0.80%[4]	0.79%	0.78%	0.78%	0.78%	0.80%
Ratio of net investment income (loss) to average net assets	0.07%[4]	(0.16)%	(0.48)%	(0.55)%	(0.55)%	(0.56)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	—%	—%	—%	—%	0.01%
Portfolio turnover rate	32%	151%	122%	103%	99%	84%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2017	For the Year Ended October 31,
	(unaudited)	2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$4.81	$4.93	$6.65	$7.12	$8.14	$8.62
INVESTMENT OPERATIONS
Net investment loss[1]	(0.00)[2]	(0.02)	(0.04)	(0.06)	(0.06)	(0.07)
Net loss from investments, futures contracts and swap contracts (both realized and unrealized)	(0.01)	(0.10)	(1.68)	(0.41)	(0.96)	(0.40)
Total from investment operations	(0.01)	(0.12)	(1.72)	(0.47)	(1.02)	(0.47)
REDEMPTION FEES	—	—	—	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS
Distributions from net realized gains	—	—	—	—	—	(0.01)
Total dividends	—	—	—	—	—	(0.01)
Net asset value, end of period	$4.80	$4.81	$4.93	$6.65	$7.12	$8.14
Total return[3]	(0.21)%	(2.43)%	(25.86)%	(6.60)%	(12.53)%	(5.42)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$85,392	$94,484	$132,417	$192,423	$304,274	$591,661
Ratio of net expenses to average net assets	1.05%[4]	1.04%	1.03%	1.03%	1.03%	1.05%
Ratio of net investment loss to average net assets	(0.18)%[4]	(0.42)%	(0.73)%	(0.81)%	(0.80)%	(0.82)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	—%	—%	—%	—%	0.01%
Portfolio turnover rate	32%	151%	122%	103%	99%	84%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2017	For the Year Ended October 31,
	(unaudited)	2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$4.54	$4.68	$6.37	$6.86	$7.90	$8.44
INVESTMENT OPERATIONS
Net investment loss[1]	(0.02)	(0.05)	(0.08)	(0.11)	(0.11)	(0.12)
Net loss from investments, futures contracts and swap contracts (both realized and unrealized)	(0.01)	(0.09)	(1.61)	(0.38)	(0.93)	(0.41)
Total from investment operations	(0.03)	(0.14)	(1.69)	(0.49)	(1.04)	(0.53)
REDEMPTION FEES	—	—	—	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS
Distributions from net realized gains	—	—	—	—	—	(0.01)
Total dividends	—	—	—	—	—	(0.01)
Net asset value, end of period	$4.51	$4.54	$4.68	$6.37	$6.86	$7.90
Total return[3]	(0.66)%	(2.99)%	(26.53)%	(7.14)%	(13.16)%	(6.25)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$6,398	$6,516	$8,155	$16,395	$20,267	$32,447
Ratio of net expenses to average net assets	1.80%[4]	1.79%	1.78%	1.78%	1.78%	1.80%
Ratio of net investment loss to average net assets	(0.92)%[4]	(1.16)%	(1.49)%	(1.55)%	(1.55)%	(1.57)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	—%	—%	—%	—%	0.01%
Portfolio turnover rate	32%	151%	122%	103%	99%	84%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2017 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Benchmark"). The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2017, the Fund held $675,105,688 in the Subsidiary, representing 18.4% of the Fund's consolidated net assets. For the six months ended April 30, 2017, the net realized loss on securities and other financial instruments held in the Subsidiary was $63,466,281.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$2,912,510,957	$—	$2,912,510,957
United States Treasury Obligations	—	509,648,487	—	509,648,487
Short-term Investment	—	85,212,596	—	85,212,596
	$—	$3,507,372,040	$—	$3,507,372,040
Other Financial Instruments*
Futures Contracts	$899,472	$—	$—	$899,472
Swap Contracts**	—	12,583,839	—	12,583,839
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$1,204,013	$—	$—	$1,204,013

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the six months ended April 30, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2017, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Value of Derivative Instruments as of April 30, 2017

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on futures contracts	$899,472	*	Unrealized depreciation on futures contracts	$1,204,013	*
	Unrealized appreciation on swap contracts	12,583,839		Unrealized depreciation on swap contracts	—
		$13,483,311			$1,204,013

*Reflects cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only unsettled variation margin receivable (payable) is reported in the Consolidated Statement of Assets and Liabilities.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized loss from futures contracts	$(2,315,564)	Net change in unrealized appreciation (depreciation) from futures contracts	$3,165,643
	Net realized loss from swap contracts	(61,258,795)	Net change in unrealized appreciation (depreciation) from swap contracts	60,624,118
		$(63,574,359)		$63,789,761

The notional amount of futures contracts and swap contracts open at April 30, 2017 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2017, the Fund held average monthly notional values on a net basis of $31,787,223, $31,703,731 and $3,722,530,878 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2017:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Bank of America	$2,195,840	$—	$—	$—	$2,195,840
Barclays	663,389	—	—	—	663,389
BNP Paribas	1,190,680	—	—	—	1,190,680
CIBC	1,016,961	—	—	—	1,016,961
Citigroup	944,088	—	—	—	944,088
Goldman Sachs	1,202,033	—	—	—	1,202,033
JPMorgan Chase	798,965	—	—	—	798,965

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Macquarie	$1,961,703	$—	$—	$—	$1,961,703
Morgan Stanley	267,024	—	—	—	267,024
Royal Bank of Canada	219,194	—	—	—	219,194
Societe Generale	1,298,737	—	—	—	1,298,737
UBS	655,103	—	—	—	655,103
Wells Fargo	170,122	—	—	—	170,122
	$12,583,839	$—	$—	$—	$12,583,839

(a)  Swap contracts are included.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

"Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund may seek to track the performance of the Benchmark through investing in structured notes designed to track the performance of the Benchmark. The Fund may, through its investment in the Subsidiary, seek to track the performance of the Benchmark by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the Internal Revenue Service which confirms that its investment in the Subsidiary produces Qualifying Income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2017, the amount of restricted cash held at brokers related to open futures contracts was $0.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2017, the amount of restricted cash held at brokers related to open swap contracts was $118,555,922.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At April 30, 2017, there were no securities out on loan.

During the six months ended April 30, 2017, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $32,028, of which $0 was rebated to borrowers (brokers). The Fund retained $24,021 in income from the cash collateral investment, and SSB, as lending agent, was paid $8,007.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) NEW ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund's financial statements and related disclosures.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2017, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and administrator for the Fund. Effective November 15, 2016, for its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.59% of the Fund's average daily net assets. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average daily net assets for Class C shares. For the six months ended April 30, 2017, investment advisory and administration fees earned were $11,179,901. Prior to November 15, 2016, the Fund paid advisory fees at the annual rate of 0.50% of average daily net assets. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2018.

Prior to November 15, 2016, Credit Suisse and SSB served as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. On November 15, 2016, the Fund entered into an Investment Management Agreement with Credit Suisse which bundled the advisory and administration fees into a single fee. For the period from November 1, 2016 to November 14, 2016, co-administrative services fees earned by Credit Suisse were $144,974.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2017, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $299,747.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2017, the Fund paid Rule 12b-1 distribution fees of $112,913 for Class A shares and $32,946 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2017, the Fund paid $2,503,210, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the six months ended April 30, 2017, CSSU and its affiliates advised the Fund that they retained $2,930 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2017 and during the six months ended April 30, 2017, the Fund had no borrowings outstanding under the Credit Facility.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2017, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$98,576,014	$1,091,608,714	$1,098,084,333

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2017 (unaudited)		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	124,420,323	$622,457,140	426,694,632	$1,998,957,233
Shares redeemed	(185,671,003)	(938,659,129)	(655,646,023)	(3,067,558,029)
Net decrease	(61,250,680)	$(316,201,989)	(228,951,391)	$(1,068,600,796)
	Class A
	For the Six Months Ended April 30, 2017 (unaudited)		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	2,928,728	$14,341,582	10,256,299	$47,081,332
Shares redeemed	(4,765,623)	(23,482,511)	(17,510,148)	(79,637,611)
Net decrease	(1,836,895)	$(9,140,929)	(7,253,849)	$(32,556,279)
	Class C
	For the Six Months Ended April 30, 2017 (unaudited)		For the Year Ended October 31, 2016
	Shares	Value	Shares	Value
Shares sold	227,637	$1,060,276	293,605	$1,290,882
Shares redeemed	(244,094)	(1,128,289)	(600,779)	(2,604,883)
Net decrease	(16,457)	$(68,013)	(307,174)	$(1,314,001)

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2017 (unaudited)

Note 6. Capital Share Transactions (continued)

On April 30, 2017, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	71%
Class A	4	69%
Class C	6	77%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Commodity Return Strategy Fund
Shareholder Meeting Results (unaudited)

A special meeting of shareholders of the Credit Suisse Commodity Strategy Funds — Credit Suisse Commodity Return Strategy Fund (the "Fund") was held at One Madison Avenue, 11th Floor, New York, NY 10010 on March 14, 2017. The following matter was voted upon by the shareholders of the Fund and the results are presented below. The proposal was approved.

To Elect the Following Nominees as Trustees:

	FOR	WITHHELD
Laura A. DeFelice	721,771,403	1,243,193
Mahendra R. Gupta	721,693,686	1,320,910
John G. Popp	721,706,760	1,307,836
Total Eligible Shares	806,325,666
Total Shares Voted	723,014,597
% of Shares Voted	89.67%

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement for the Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 14 and 15, 2016, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.59% for the Fund (the "Contractual Management Fee") in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.05%, 1.80% and 0.80% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2018.

The Board considered that it had approved a proposal to bundle the Fund's advisory and co-administration services under a single new Investment Management Agreement between the Fund and Credit Suisse (the "Management Agreement"). The Board noted that the Management Agreement became effective November 15, 2016. The Management Agreement provides for a contractual combined management fee rate of 0.59% of the Fund's average daily net assets. The Board noted that the proposal bundled the advisory and administration fees into a single fee under the Management Agreement. The Board also noted that the bundling of the advisory and co-administration services and fees will not impact the aggregate services provided under the current arrangement and that the overall combined advisory and co-administration fees paid by shareholders would not increase.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the advisory and co-administration agreements and to be provided under the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board considered the investment performance of the Fund relative to its stated objectives, as well as the performance of the Fund relative to its peers.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund,

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

recognizing that cost allocation methodologies are inherently subjective. The Board also received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that further asset growth could result in additional efficiencies and economies of scale.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse in a challenging commodities environment and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the advisory and co-administration agreements and to be provided under the Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the advisory and co-administration agreements, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 23, 2017.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  COM-SAR-0417

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable.

(a)(2)      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)      Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	June 27, 2017

/s/ Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer
Date:	June 27, 2017